STOCK-BASED COMPENSATION (Stock Option Plans) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010 Stock Option Plans [Member] years		Dec. 31, 2009 Stock Option Plans [Member]		Dec. 31, 2008 Stock Option Plans [Member]		Dec. 31, 2010 1988 Award and Option Plan [Member]	Dec. 31, 2010 Non-Employee Directors' Stock Plan 1994 [Member]	Dec. 31, 1994 Non-Employee Directors' Stock Plan 1994 [Member]	Dec. 31, 2010 Non-Employee Directors' Stock Plan 1998 [Member]	Dec. 31, 1998 Non-Employee Directors' Stock Plan 1998 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized									300,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period, Minimum	P1Y
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period, Maximum	P3Y
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant							22,612,549				600,000
Maximum term by share based compensation after vesting	10
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding, shares, beginning balance	60,244,000							34,650		85,000
Outstanding, exercise price, beginning balance	$ 34.22	[1]
Granted, shares	8,488,000
Granted, exercise price	$ 27.79	[1]
Exercised, shares	(3,103,000)
Exercised, exercise price	$ 21.39	[1]
Forfeited/Expired, shares	(4,806,000)
Forfeited/Expired, exercise price	$ 35.80	[1]
Outstanding, shares, ending balance	60,823,000		60,244,000					34,650		85,000
Outstanding, exercise price, ending balance	$ 33.85	[1]	$ 34.22	[1]
Remaining contractual life in years	5.41	[1]
Aggregate intrinsic value in millions	$ 336
Options exercisable at end of period, shares	42,188,000
Options exercisable at end of year, weighted average exercise price	$ 38.93	[1]
Options exercisable at end of year, weighted average remaining contractual term (years)	4.18	[1]
Option exercisable aggregate intrinsic value in millions	103
Weighted-average fair value per share of options granted	$ 9.17		$ 2.60		$ 8.88
Total compensation expense	72		46		79
Stock-based compensation expense related tax benefit	27		17		29
Total amount of cash received from the exercise of options	66		0		40
Total intrinsic value of options exercised	30	[2]	0	[2]	12	[2]
Options exercised related tax benefit	11		0		4
Unrecognized Compensation Cost	$ 23
Weighted-average Recognition Period, in years	0.87

[1]	Weighted-average per share
[2]	Difference between the market price at exercise and the price paid by the employee to exercise the options